SCHEDULE OF STATUTORY AND EFFECTIVE TAX EXPENSES (Details) (Parenthetical)		12 Months Ended
	Mar. 21, 2018	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Effective tax rate	16.50%	16.50%	16.50%	16.50%